Common Stock and Additional Paid-in Capital - Dividends (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Feb. 06, 2018	Feb. 27, 2017	Apr. 11, 2017	May 07, 2018	Jul. 07, 2017	Oct. 16, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Dividends Payable [Line Items]
Payment of dividends	$ 2,500	$ 2,500	$ 2,500	$ 2,500	$ 2,500	$ 2,500	$ 6,231	$ 10,001	$ 0
Date of dividend record	Feb. 20, 2018	Mar. 15, 2017	May 01, 2017	May 25, 2018	Jul. 20, 2017	Oct. 27, 2017
Date of dividend payment	Mar. 06, 2018	Mar. 30, 2017	May 12, 2017	Jun. 08, 2018	Aug. 02, 2017	Nov. 13, 2017